Statements of Financial Condition (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
General Partner Units, units outstanding	7,460.6309	6,484.1437
Series A [Member]
Limited Partners Units, units outstanding	236,423.1119	269,518.2687
Series B [Member]
Limited Partners Units, units outstanding	110,409.9497	140,857.9391
Series I [Member]
Limited Partners Units, units outstanding	219,781.2927	237,052.9763
Series C [Member]
Limited Partners Units, units outstanding	17,608.2983	0